PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 -	PROPERTY, PLANT AND EQUIPMENT

A summary of property, plant and equipment is as follows:

	June 30,
	2017	2018

Buildings	$70,029	$72,257
Machinery	10,892	14,070
Software	10,004	11,892
Vehicles	4,378	4,717
Electronic and other equipment	29,321	31,310
Construction in progress	4,113	1,824
	$128,737	$136,070

Less: Accumulated depreciation and impairment	(48,208)	(55,860)

	$80,529	$80,210

Buildings with a total carrying value of $991 and nil were pledged to secure short-term bank loans (note 12) as of June 30, 2017 and 2018, respectively.

Buildings with a total carrying value of $3,209 and $3,121 were pledged to secure lines of credits from various banks in the Singapore and Malaysia as of June 30, 2017 and 2018, respectively.

Buildings and vehicles with a total carrying value of $1,703 and $2,870 were pledged to secure long-term bank loans as of June 30, 2017 and 2018, respectively (note 13).

Construction in progress consists of capital expenditures and capitalized interest charges related to the construction of facilities and assembly line projects and the expenditures related to the Company’s information system constructions.

The depreciation expenses for the years ended June 30, 2016, 2017 and 2018 were $6,266, $8,752 and $8,217, respectively.

Assets leased to others under operating leases

The Company has entered into operating lease contracts related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2017	2018

Buildings leased to others - at original cost	$13,925	$14,255
Less: accumulated depreciation	(4,261)	(4,714)
Buildings leased to others - net	$9,664	$9,541